General Company Information (Details) $ in Thousands	Jun. 30, 2023 USD ($)
General Company Information [Abstract]
Annual gross revenue	$ 1,070,000
Non-affiliates exceeds	700,000
Non convertible debt securities	1,000,000
Bridge loan	$ 5,719